Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Schedule of tax losses and excess
	For the year ended December 31
	2022	2021	2020
Current year	8,407	12,250	7,491
Current tax expense	8,407	12,250	7,491

Origination and reversal of temporary differences	1,763	1,455	3,805
Deferred tax (income) expense	1,763	1,455	3,805

Total tax expense	10,170	13,705	11,296

Schedule of reconciliation of effective tax rate
	For the year ended December 31
	2022	2021	2020
Profit/ (loss) before tax	52,710	(87,158)	849
Income tax (benefit)/expense	8,961	(14,817)	297
Tax effect of expenses that are not deductible in determining taxable profit	27,187	49,442	13,525
Tax effect of income not taxable in determining taxable profit	(30,292)	(8,822)	(7,754)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(1,249)	(9,423)	1,960
Others - Includes exchange effects for reversal rates of long-term temporary differences, income taxed at differential rates, effect of change in deferred tax rate and tax discounts	5,563	(2,675)	3,200
Tax effect of utilization of tax losses not previously recognized	—	—	68
Tax expense for the year	10,170	13,705	11,296

Schedule of current tax assets and current tax liabilities
	As of December 31
Current tax assets	2022	2021
Income Tax Advance	9,227	6,081
Surplus in Private Liquidation	9,563	15,732
Other Tax Assets	2,397	269
Total	21,187	22,082

Current tax liabilities
Withholding Income Tax	(2,274)	(8,982)
Income Tax Payable	(2,797)	(2,652)
Other Tax Liabilities	(1,062)	(122)
Total	(6,133)	(11,756)

Schedule of tax losses and excess
	As of December 31
	2022	2021
Tax Losses not utilized	4,752	3,242
Total	4,752	3,242